Acquisition of the Oriental VIP Room (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenues	$ 236,850,159	$ 236,300,623	$ 250,575,452
Expenses	(219,016,868)	(181,348,081)	(179,570,303)
Net Income Attributable To Oriental VIP Room	5,387,502	70,119,242	77,253,510
VIP Room [Member]
Revenue from External Customer [Line Items]
Revenues	9,511,291
Expenses	(10,477,592)
Net Income Attributable To Oriental VIP Room	$ (966,301)